Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Maturity analysis
Less: Future interest expense	$ (211)
Present value of lease liabilities	1,681
Analyzed as:
Current	382
Non-current	1,299
Total	1,681		$ 218
Year 1 [Member]
Maturity analysis
Total minimum lease payments	473
Year 2 [Member]
Maturity analysis
Total minimum lease payments	473
Year 3 [Member]
Maturity analysis
Total minimum lease payments	473
Year 4 [Member]
Maturity analysis
Total minimum lease payments	$ 473